Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.321% Senior Notes due 2027 of Augusta SpinCo Corporation
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of Waters Corporation ("Waters"), Augusta SpinCo Corporation ("Augusta"), Waters Technologies Corporation ("Waters Technologies"), TA Instruments - Waters L.L.C. ("TA Instruments"), Waters Asia Limited ("Waters Asia"), Wyatt Technology, LLC ("Wyatt"), Accuri Cytometers, Inc. ("Accuri"), Augusta Life Sciences US OpCo I LLC ("ALS OpCo I"), Augusta Life Sciences US OpCo II LLC ("ALS OpCo II"), Augusta Life Sciences US SpinCo LLC ("ALS SpinCo"), Cellular Research, Inc. ("Cellular"), HandyLab, Inc. ("HandyLab") and PharMingen ("PharMingen" and, collectively, the "Registrants"), which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.398% Senior Notes due 2029 of Augusta SpinCo Corporation
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.656% Senior Notes due 2031 of Augusta SpinCo Corporation
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.945% Senior Notes due 2033 of Augusta SpinCo Corporation
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.245% Senior Notes due 2036 of Augusta SpinCo Corporation
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.321% Senior Notes due 2027 of Augusta SpinCo Corporation
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Waters, Waters Technologies, TA Instruments, Waters Asia, Wyatt, Accuri, ALS OpCo I, ALS OpCo II, ALS SpinCo, Cellular, HandyLab and PharMingen have fully and unconditionally guaranteed the 4.321% Senior Notes due 2027, issued by Augusta. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.398% Senior Notes due 2029 of Augusta SpinCo Corporation
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Waters, Waters Technologies, TA Instruments, Waters Asia, Wyatt, Accuri, ALS OpCo I, ALS OpCo II, ALS SpinCo, Cellular, HandyLab and PharMingen have fully and unconditionally guaranteed the 4.398% Senior Notes due 2029 issued by Augusta. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.656% Senior Notes due 2031 of Augusta SpinCo Corporation
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Waters, Waters Technologies, TA Instruments, Waters Asia, Wyatt, Accuri, ALS OpCo I, ALS OpCo II, ALS SpinCo, Cellular, HandyLab and PharMingen have fully and unconditionally guaranteed the 4.656% Senior Notes due 2031 issued by Augusta. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.945% Senior Notes due 2033 of Augusta SpinCo Corporation
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Waters, Waters Technologies, TA Instruments, Waters Asia, Wyatt, Accuri, ALS OpCo I, ALS OpCo II, ALS SpinCo, Cellular, HandyLab and PharMingen have fully and unconditionally guaranteed the 4.945% Senior Notes due 2033 issued by Augusta. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.245% Senior Notes due 2036 of Augusta SpinCo Corporation
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form S-3 (File Nos. 333-294314, 333-294314-01, 333-294314-02, 333-294314-03, 333-294314-04, 333-294314-05, 333-294314-06, 333-294314-07, 333-294314-08, 333-294314-09, 333-294314-10, 333-294314-11 and 333-294314-12) of the Registrants, which was filed on March 16, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Waters, Waters Technologies, TA Instruments, Waters Asia, Wyatt, Accuri, ALS OpCo I, ALS OpCo II, ALS SpinCo, Cellular, HandyLab and PharMingen have fully and unconditionally guaranteed the 5.245% Senior Notes due 2036 issued by Augusta. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.